INVESTMENTS IN ASSOCIATES - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 22, 2021 CAD ($)	Sep. 12, 2018 CAD ($) tranches $ / shares shares	Sep. 30, 2025 CAD ($) director amendment	Sep. 30, 2024 CAD ($)	Oct. 23, 2020 CAD ($)
Disclosure of associates [line items]
CBD supply agreement (in years)			10 years
Hyasynth Biologicals Inc.
Disclosure of associates [line items]
Number of tranches | tranches		3
Purchase of interests in associates	$ 10,000	$ 10,000
Participating share	49.90%	49.90%	48.30%
Ability to purchase up to annual cannabinoid or cannabinoid related production			100.00%
Percentage of discount agreed upon wholesale market price for period of ten years			10.00%
Convertible debentures receivable, face value			$ 5,000
Potential proportion of ownership interest in associate			8.00%
Convertible debentures, conversion price | $ / shares		$ 40
Convertible debentures total number of shares available upon conversion | shares		125,000
Advance given as convertible debentures	$ 2,500				$ 2,500
Convertible debentures advances, transaction costs	$ 124
Number of nominee directors | director			2
Number of amendments entered into | amendment			2
Number of days written notice to convert debentures			30 days
Recoverable amount				$ 0
Impairment loss of investments in associates				$ 4,773
Investments in associates			$ 0